Net sales - Schedule of net sales by customer type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from customers
Net sales	€ 19,889	€ 19,220	€ 21,138
AI & Cloud and Mission Critical Enterprise & Defense
Disclosure of disaggregation of revenue from customers
Net sales	3,085	2,180	2,282
Licensees
Disclosure of disaggregation of revenue from customers
Net sales	1,501	1,928	1,085
Other
Disclosure of disaggregation of revenue from customers
Net sales	(10)	27	119
Telecom Providers
Disclosure of disaggregation of revenue from customers
Net sales	€ 15,313	€ 15,085	€ 17,652